Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

Significant components of deferred tax assets were as follows:

	As of December 31,
	2018	2017
U.S. federal tax loss carry–forward	$12,705	$10,174
U.S. State tax loss carry–forward	1,052	766
U.S. federal capital loss carry–forward	-	-
Equity based compensation	7,764	3,117
Fixed assets, intangible assets and goodwill	2,224	496
Long-term investments	969	870
Total deferred tax assets	24,714	15,423
Less: valuation allowance	(24,714)	(15,423)
Net deferred tax asset	$—	$—

As of December 31, 2018, the Company had the following tax attributes:

	Amount	Begins to expire
U.S. federal net operating loss carry–forwards	$60,502	Fiscal 2023
U.S. State net operating loss carry–forwards	44,382	Fiscal 2031

As it is not more likely than not that the resulting deferred tax benefits will be realized, a full valuation allowance has been recognized for such deferred tax assets. For the year ended December 31, 2018, the valuation allowance increased by $9,291. Federal and state laws impose substantial restrictions on the utilization of tax attributes in the event of an “ownership change,” as defined in Section 382 of the Internal Revenue Code. As of December 31, 2018, the Company performed a high level review of its changes in ownership and determined that a change of control event likely occurred under Section 382 of the Internal Revenue Code and the Company’s net operating loss carryforwards are likely to be limited.

The Company has recorded the necessary provisional adjustments in its consolidated financial statements in accordance with its current understanding of the Tax Act and guidance currently available as of this filing and recorded a provisional reduction of $10,743 to its gross deferred tax assets in the fourth quarter of 2017, the period in which the legislation was enacted. The provisional reduction was fully offset by an equal reduction in the Company’s valuation allowance given the Company’s historical net losses, resulting in no net income tax expense being recorded.

The provision for/ (benefit from) income tax differs from the amount computed by applying the statutory federal income tax rate to income before the provision for/(benefit from) income taxes. The sources and tax effects of the differences are as follows:

	For the Years Ended December 31,
	2018	2017
Expected Federal Tax	(21.0)%	(34.0)%
State Tax (Net of Federal Benefit)	(2.4)	(5.5)
Accretion of notes payable discount	0.9	4.4
Inducement expense	-	15.9
Stock-based compensation	-	10.5
Other permanent differences	-	0.2
True up of prior year deferred tax assets	(3.2)	1.3
Change in federal and state tax rates	-	18.4
Note Extinguishment	(1.3)	-
Change in valuation allowance	27.0	(11.2)
Effective rate of income tax	-%	-%

The Company files income tax returns in the U.S. federal jurisdiction, New York State, North Carolina and New Jersey jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non–U.S. income tax examinations by tax authorities for years before 2013.

The Company was previously delinquent in the filing of its U.S. federal and state income tax returns for the years ended December 31, 2016 and 2015. The Company filed these returns on August 10, 2018.